Revenue - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 654,143	$ 498,468
As-invoiced
Disaggregation of Revenue [Line Items]
Revenue	407,496	335,927
Cost-to-cost percent complete
Disaggregation of Revenue [Line Items]
Revenue	218,044	157,916
Point-in-time
Disaggregation of Revenue [Line Items]
Revenue	28,603	4,625
Time-and-materials
Disaggregation of Revenue [Line Items]
Revenue	388,998	262,429
Unit-price
Disaggregation of Revenue [Line Items]
Revenue	253,840	225,186
Lump-sum
Disaggregation of Revenue [Line Items]
Revenue	11,305	10,853
Operations support services
Disaggregation of Revenue [Line Items]
Revenue	600,308	486,926
Equipment and component sales
Disaggregation of Revenue [Line Items]
Revenue	28,603	4,625
Construction services
Disaggregation of Revenue [Line Items]
Revenue	$ 25,232	$ 6,917